NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	23,290,072	18,086,712
Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	656,667	713,333
Series D Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	1,334,000	0
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	8,510,319	8,245,190
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	12,789,086	9,128,189